PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Conversion of common stock issued	61,533
Tax refund				$ 302,637
Payment for promissory note					$ 349,079
Accounts payable and accrued expense	$ 4,059,921	$ 3,137,517
Loss on settlement of debt		0
Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate amount	350,739
Accounts payable and accrued expense	50,569
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible notes	$ 2,005,267	$ 1,569,770	$ 1,309,111
Original issue discount rate	10.00%
Debt instrument mature term	18 months
Maturity date description	May 25, 2021 through August 11, 2022
Conversion of common stock issued	0	58,800,000